Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (56,343)	$ (2,867)	$ (38,127)	$ (13,092)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	5,217	5,153	20,682	8,209
Depreciation	3	5	83	8
Gain on extinguishment of convertible notes	11,919			(1,852)
Loss on excess shares issued upon cashless exercise of warrants				94
Issuance of common stock for services			302	3,752
Issuance of common stock in connection with cancellation of a consulting agreement			13
Common stock issued for commitment fee				63
Loss on investments			8,281
Stock-based compensation	9,061		1,118
Gain on deconsolidation of Nexway, net of cash retained by Nexway	(8,564)
Common stock issued in connection with note payable	67		47
Loss on issuance of notes, bonds and warrants	24,053
Impairment of intangible assets			8,598
Amortization of debt discount	1,664	234	603	1,535
Deferred income tax benefit	(1,038)	(1,169)	(5,272)	(2,114)
Fair value of derivative in excess of note payable				293
Change in fair value of derivative liability	(297)	(128)	(815)	91
Change in fair value of warrant liability	366
Change in fair value of subsidiary warrant liability	15	(2,477)	(4,504)	(741)
Change in fair value of shares settled liability	180
Change in fair value of Panda interests			198
Amortization of right-of-use assets	13	6	200
Other income related to note conversion			(50)
Accrued interest on note payable	112	144	658
Foreign currency loss			(770)
Other adjustments	(55)		(1,304)
Changes in operating assets and liabilities of business, net of acquisitions:
Accounts receivable	(927)		7,705
Notes Receivable	(179)
Prepaid expenses	1,102	(23)	(227)
Accounts payable	1,295	172	5,476	183
Accrued expenses	(277)	374	(964)	74
Due from related parties	(60)
Lease liability	(14)	(6)	(200)	344
Net cash used in operating activities	(7,478)	(582)	1,731	(3,153)
Cash flows from investing activities
Investment in Panda Productions (HK) Limited		(1,000)	(1,000)
Acquisition of FaceBank AG and Nexway, net of cash paid			2,300
Sale of profits interest in investment in Panda Productions (HK) Limited		212	655
Purchase of intangible assets			(250)
Payments for property and equipment			(175)
Advance to fuboTV	(2,421)
Lease security deposit		(13)	(21)
Net cash used in investing activities	(2,421)	(801)	1,509
Cash flows from financing activities
Proceeds from issuance of convertible notes	900		847	1,780
Repayments of convertible notes	(550)	(203)	(541)	(1,803)
Proceeds from the issuance of Series D Preferred Stock	203		700
Proceeds from sale of common stock and warrants	2,297	1,778	3,589	3,130
Proceeds from sale of subsidiary's common stock		65	92
Redemption of Series D Preferred Stock	(272)		(337)
Proceeds from related parties notes	78		423
Repayments of note payable related party			(264)
(Repayments) proceeds from (to) related parities	(300)	18	(156)
Net cash provided by financing activities	2,356	1,658	4,353	3,107
Net (decrease) increase in cash	(7,543)	275	7,593	(46)
Cash at beginning of period	7,624	31	31	77
Cash at end of period	81	306	7,624	31
Supplemental disclosure of cash flows information:
Interest paid	170	68	170	588
Income tax paid
Total Interest and Income tax paid			170	588
Non cash financing and investing activities:
Reclass of shares settled liability for intangible asset to stock-based compensation	1,000
Issuance of common stock - subsidiary share exchange	1,150
Lender advanced loan proceeds direct to fuboTV	7,579
Issuance of common stock in connection with note conversion			50	18
Issuance of common stock upon acquisition of Facebank AG and Nexway			19,950
Issuance of common stock in connection with Panda Investment			1,918
Series X convertible preferred stock issued upon acquisition of Evolution AI Corporation				211,500
Issuance of common stock upon acquisition of Evolution AI Corporation				658
Long term borrowings related to investment			5,443
Extinguishment gain on related party convertible notes recorded as a capital contribution				197
Beneficial conversion feature				50
Shares settled liability for intangible asset - Floyd Mayweather			1,000
Accrued Series D Preferred Stock dividends	9		14
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock	171		589
Common stock issued for lease settlement		130	130
Measurement period adjustment on the Evolution AI Corporation acquisition		$ 1,920	$ 1,921